RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	11 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company has restated its consolidated financial statements as of December 31, 2020 and for the period from February 4, 2020 (inception) through December 31, 2020 as a result of the matter described below. The Company has also restated its unaudited consolidated financial statements as of June 30, 2020 and September 30, 2020, for the three months ended June 30, 2020 and September 30,2020, and for the period from February 4, 2020 (inception) through June 30, 2020 and September 30, 2020 . The periods described together represent the Affected Periods.

The Company reassessed its accounting for its warrants described above and as reported in the Company's Current Report on Form 8-K filed with the SEC on May 4, 2021. The Company evaluated its warrants under ASC 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity, and concluded that they do not meet the criteria to be classified in stockholders' equity. Since the Public Warrants and Private Placement Warrants (each as defined below) meet the definition of a derivative under ASC 815, these warrants should be recorded as liabilities on the balance sheet at fair value with subsequent changes in their respective fair values recognized in the statements of operations at each reporting date.

As part of the re-assessment the Company concluded the Public Warrants do not meet the criteria to be classified in stockholders' equity. Specifically, the exercise of the warrants may be settled in cash upon the occurrence of a tender offer or exchange that involves 50% or more of the Company's Class A shareholders that would not result in a change of control. The provision would preclude the warrants from being classified in equity and thus the warrant should be classified as a liability.

As part of the re-assessment the Company concluded the Private Placement Warrants do not meet the criteria to be classified in stockholders' equity. Specifically, the terms of the warrant provide for potential changes to the settlement amounts dependent upon the characteristics of the warrant holder and because the holder of a warrant is not an input into the pricing of a fixed-for-fixed option on equity shares, such provision would preclude the warrant from being classified in equity and thus the warrant should be classified as a liability.

Impact of the Restatement

The impact of the restatement on the consolidated balance sheets, statements of operations and statements of cash flows for the Affected Periods is presented below.

	As of December 31, 2020
Balance Sheet	As Previously Reported	Restatement Adjustment	As Restated
ASSETS
Current assets
Cash	$158,599	—	$158,599
Prepaid expenses	159,476	—	159,476
Total Current Assets	318,075	—	318,075

Cash and held to maturity securities held in Trust Account	414,333,909	—	414,333,909
Total Assets	$414,651,984	—	$414,651,984

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities
Accounts payable and accrued expenses	$2,789,052	—	$2,789,052
Income taxes payable	14,632	—	14,632
Total Current Liabilities	2,803,684	—	2,803,684

Warrant liability	—	136,105,464	136,105,464
Deferred underwriting fee payable	14,490,000	—	14,490,000
Total Liabilities	17,293,684	136,105,464	153,399,148

Commitments and contingencies

Class A common stock, $0.0001 par value, 25,625,283 shares subject to possible redemption at $10.00 per share	392,358,290	(136,105,460)	256,252,830

Stockholders’ Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding	—	—	—
Class A common stock, $0.0001 par value; 200,000,000 shares authorized; 15,774,717 issued and outstanding (excluding 25,625,283 shares subject to possible redemption)	216	1,361	1,577
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 10,350,000 shares issued and outstanding	1,035	—	1,035
Additional paid-in capital	8,453,607	128,748,555	137,202,162
Accumulated deficit	(3,454,848)	(128,749,920)	(132,204,768)
Total Stockholders’ Equity	5,000,010	(4)	5,000,006
Total Liabilities and Stockholders’ Equity	$414,651,984	—	$414,651,984

	For the Period from February 4, 2020 (inception) through December 31, 2020
Statement of Operations	As Previously Reported	Restatement Adjustment	As Restated
Loss from operations	(3,774,125)	—	(3,774,125)

Other income/ (expense):
Change in fair value of warrants	—	(128,463,731)	(128,463,731)
Transaction costs	—	(286,189)	(286,189)
Interest earned on marketable securities held in Trust Account	355,909	—	355,909

Loss before provision for income taxes	(3,418,216)	(128,749,920)	(132,168,136)
Provision for income taxes	(36,632)	—	(36,632)

Net loss	$(3,454,848)	(128,749,920)	(132,204,768)

Weighted average shares outstanding of Class A redeemable common stock	40,948,182	—	40,948,182
Basic and diluted income per share, Class A redeemable common stock	$—	—	—

Weighted average shares outstanding of Class B non-redeemable common stock(1)	9,839,969	—	9,839,969
Basic and diluted net loss per share, Class B non-redeemable common stock	$(0.37)	(13.08)	(13.45)

	For the Period from February 4, 2020 (inception) through December 31, 2020
Statement of Cash Flows	As Previously Reported	Restatement Adjustment	As Restated

Net loss	$(3,454,848)	(128,749,920)	(132,204,768)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrants	—	128, 463,731	128, 463,731
Transaction costs allocated to warrant liability	—	286,189	286,189
Net cash used in operating activities	(1,166,549)	—	(1,166,549)
Net cash used in investing activities	(413,978,000)	—	(413,978,000)
Net cash provided by financing activities	415,303,148	—	415,303,148

	As of September 30, 2020
Unaudited Balance Sheet	As Previously Reported	Restatement Adjustment	As Restated
ASSETS
Current assets
Cash	$759,102	—	$759,102
Prepaid expenses	240,602	—	240,602
Total Current Assets	999,704	—	999,704

Cash and held to maturity securities held in Trust Account	414,222,151	—	414,222,151
Total Assets	$415,221,855	—	$415,221,855

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities
Accounts payable and accrued expenses	$280,690	—	$280,690
Income taxes payable	29,152	—	29,152
Total Current Liabilities	309,842	—	309,842

Warrant liability	—	20,033,733	20,033,733
Deferred underwriting fee payable	14,490,000	—	14,490,000
Total Liabilities	14,799,842	20,033,733	34,833,575

Commitments and contingencies

Class A common stock, $0.0001 par value, 37,538,827 shares subject to possible redemption at $10.00 per share	395,422,010	(20,033,740)	375,388,270

Stockholders’ Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding	—	—	—
Class A common stock, $0.0001 par value; 200,000,000 shares authorized; 3,861,173 issued and outstanding (excluding 37,538,827 shares subject to possible redemption)	186	—	186
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 10,350,000 shares issued and outstanding	1,035	—	1,035
Additional paid-in capital	5,389,917	12,678,196	18,068,113
Accumulated deficit	(391,135)	(12,678,189)	(13,069,324)
Total Stockholders’ Equity	5,000,003	7	5,000,010
Total Liabilities and Stockholders’ Equity	$415,221,855	—	$415,221,855

	For the Three Months Ended September 30, 2020
Unaudited Statement of Operations	As Previously Reported	Restatement Adjustment	As Restated
Loss from operations	$(462,905)	—	$(462,905)

Other income/ (expense):
Change in fair value of warrants	—	(7,848,267)	(7,848,267)
Interest earned on marketable securities held in Trust Account	165,021	—	165,021

Loss before provision for income taxes	(297,884)	(7,848,267)	(8,146,151)
Provision for income taxes	(29,152)	—	(29,152)

Net loss	$(327,036)	$(7,848,267)	$(8,175,303)

Weighted average shares outstanding of Class A redeemable common stock	41,400,000	—	41,400,000
Basic and diluted income per share, Class A redeemable common stock	$—	—	—

Weighted average shares outstanding of Class B non-redeemable common stock(1)	10,350,000	—	10,350,000
Basic and diluted net loss per share, Class B non-redeemable common stock	$(0.03)	$(0.77)	$(0.80)

	For the Period from February 4, 2020 (inception) through September 30, 2020
Unaudited Statement of Operations	As Previously Reported	Restatement Adjustment	As Restated
Loss from operations	$(584,134)	$—	$(584,134)

Other income/ (expense):
Change in fair value of warrants	—	(12,392,000)	(12,392,000)
Transaction costs	—	(286,189)	(286,189)
Interest earned on marketable securities held in Trust Account	222,151	—	222,151

Loss before provision for income taxes	(361,983)	(12,678,189)	(13,040,172)
Provision for income taxes	(29,152)	—	(29,152)

Net loss	$(391,135)	$(12,678,189)	$(13,069,324)

Weighted average shares outstanding of Class A redeemable common stock	40,617,323	—	40,617,323
Basic and diluted income per share, Class A redeemable common stock	$—	—	—

Weighted average shares outstanding of Class B non-redeemable common stock(1)	10,350,000	—	10,350,000
Basic and diluted net loss per share, Class B non-redeemable common stock	$(0.04)	$(1.23)	(1.27)

	For the Period from February 4, 2020 (inception) through September 30, 2020
Unaudited Statement of Cash Flows	As Previously Reported	Restatement Adjustment	As Restated

Net loss	$(391,135)	(12,678,189)	(132,069,324)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrants	—	12, 392,000	12, 392,000
Transaction costs allocated to warrant liability	—	286,189	286,189
Net cash used in operating activities	(544,046)	—	(544,046)
Net cash used in investing activities	(414,000,000)	—	(414,000,000)
Net cash provided by financing activities	415,303,148	—	415,303,148

	As of June 30, 2020
Unaudited Balance Sheet	As Previously Reported	Restatement Adjustment	As Restated
ASSETS
Current assets
Cash	$909,187	$—	$909,187
Prepaid expenses	340,399	—	340,399
Total Current Assets	1,249,586	—	1,249,586

Cash and held to maturity securities held in Trust Account	414,057,130	—	414,057,130
Total Assets	$415,306,716	—	$415,306,716

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities
Accounts payable and accrued expenses	$67,667	—	$67,667
Income taxes payable	—	—	—
Total Current Liabilities	67,667	—	67,667

Warrant liability	—	12,185,466	12,185,466
Deferred underwriting fee payable	14,490,000	—	14,490,000
Total Liabilities	14,557,667	12,185,466	26,743,133

Commitments and contingencies

Class A common stock, $0.0001 par value, subject to possible redemption, 38,356,358 shares at $10.00 per share	395,749,040	(12,185,460)	383,563,580

Stockholders’ Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding	—	—	—
Class A common stock, $0.0001 par value; 200,000,000 shares authourized; 3,043,642 issued or outstanding (excluding 38,356,325 shares subject to possible redemption)	183	—	183
Class B common stock, $0.0001 par value; 20,000,000 shares authourized; 10,350,000 issued or outstanding	1,035	—	1,035
Additional paid-in capital	5,062,890	4,829,917	9,892,807
Accumulated deficit	(64,099)	(4,829,923)	(4,894,022)
Total Stockholders’ Equity	5,000,009	(6)	5,000,003
Total Liabilities and Stockholders’ Equity	$415,306,716	$—	$415,306,716

	For the Three Months Ended June 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Statement of Operations
Loss from operations	$(120,229)	$—	$(120,229)

Other income/ (expense):
Change in fair value of warrants	—	(4,543,733)	(4,543,733)
Transaction costs	—	(286,189)	(286,189)
Interest earned on marketable securities held in Trust Account	57,130	—	57,130

Loss before provision for income taxes	(63,099)	(4,829,922)	(4,893,021)
Provision for income taxes	—	—	—

Net loss	$(63,099)	$(4,829,922)	$(4,893,021)

Weighted average shares outstanding of Class A redeemable common stock	38,560,000	—	38,560,000
Basic and diluted income per share, Class A redeemable common stock	$—	—	—

Weighted average shares outstanding of Class B non-redeemable common stock(1)	10,350,000	—	10,350,000
Basic and diluted net loss per share, Class B non-redeemable common stock	$(0.01)	$(0.47)	$(0.48)

	For the Period from February 4, 2020 (inception) through June 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Statement of Operations Loss from operations	$(121,229)	$—	$(121,229)

Other income/ (expense):
Change in fair value of warrants	—	(4,543,733)	(4,543,733)
Transaction costs	—	(286,189)	(286,189)
Interest earned on marketable securities held in Trust Account	57,130	—	57,130

Loss before provision for income taxes	(64,099)	(4,829,922)	(4,894,021)
Provision for income taxes	—	—	—

Net loss	$(64,099)	$(4,829,922)	$(4,894,021)

Weighted average shares outstanding of Class A redeemable common stock	38,560,000	—	38,560,000
Basic and diluted income per share, Class A redeemable common stock	$—	—	—

Weighted average shares outstanding of Class B non-redeemable common stock	10,350,000	—	10,350,000
Basic and diluted net loss per share, Class B non-redeemable common stock	$(0.01)	$(0.47)	$(0.48)

	For the Period from February 4, 2020 (inception) through June 30, 2020
Unaudited Statement of Cash Flows	As Previously Reported	Restatement Adjustment	As Restated

Net loss	$(64,099)	(4,829,922)	(4,894,021)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrants	—	4, 543,733	4, 543,733
Transaction costs allocated to warrant liability	—	286,189	286,189
Net cash used in operating activities	(393,961)	—	(393,961)
Net cash used in investing activities	(414,000,000)	—	(414,000,000)
Net cash provided by financing activities	415,303,148	—	415,303,148

In addition, the impact to the balance sheet dated May 26, 2020, filed on Form 8-K on June 1, 2020 related to the impact of accounting for public and private warrants as liabilities at fair value resulted in a $6,709,333 increase to the warrant liabilities line item at May 26, 2020 and offsetting decrease to the Class A common stock subject to redemption mezzanine equity line item. The Company recorded an increase to accumulated deficit of $248,500 for transaction costs allocated to the warrant liability with a corresponding offset to additional paid in capital. There were no significant changes to total stockholders' equity at any reported balance sheet date.